PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited)
1
Voya Solution Moderately
Aggressive Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS: 1.0%
30,907  Health Care Select
Sector SPDR Fund
$ 4,512,731
1.0
Total Exchange-Traded
Funds
(Cost $4,592,178)
4,512,731
1.0
MUTUAL FUNDS: 99.0%
Affiliated Investment Companies: 99.0%
4,118,622  Voya Intermediate
Bond Fund - Class R6
36,079,130
8.2
1,450,411  Voya International
Index Portfolio - Class I
17,419,437
4.0
3,417,759  Voya Large Cap Value
Portfolio - Class R6
22,215,432
5.1
313,779  Voya Large-Cap
Growth Fund - Class
R6
16,912,710
3.9
1,131,507  Voya Multi-Manager
Emerging Markets
Equity Fund - Class I
10,896,414
2.5
3,015,982  Voya Multi-Manager
International Equity
Fund - Class I
32,813,882
7.5
2,873,096  Voya Multi-Manager
Mid Cap Value Fund
- Class I
26,691,063
6.1
231,329  Voya Russell
TM
Large
Cap Growth Index
- Class I
17,058,217
3.9
1,921,232  Voya Short Duration
Bond Fund - Class R6
18,001,941
4.1
194,419
(1)
Voya Small Cap
Growth Fund - Class
R6
7,397,642
1.7
846,856  Voya Small Company
Fund - Class R6
11,830,582
2.7
6,169,067  Voya U.S. Stock Index
Portfolio - Class I
119,618,201
27.3
1,428,907  VY
®
BrandywineGLOBAL -
Bond Portfolio - Class I
13,488,884
3.1
624,731  VY
®
Invesco Comstock
Portfolio - Class I
13,294,284
3.0
1,558,181  VY
®
T. Rowe Price
Capital Appreciation
Portfolio - Class R6
43,971,854
10.1
Shares Value
Percentage
of Net
Assets
MUTUAL FUNDS: (continued)
Affiliated Investment Companies: (continued)
2,386,195  VY
®
T. Rowe Price
Diversified Mid Cap
Growth Portfolio
- Class R6
$ 25,389,112
5.8
Total Mutual Funds
(Cost $412,135,088)
433,078,785
99.0
Total Long-Term
Investments
(Cost $416,727,266)
437,591,516
100.0
Total Investments in
Securities
(Cost $416,727,266) $ 437,591,516 100.0
Assets in Excess of
Other Liabilities 145,869 0.0
Net Assets $ 437,737,385 100.0
(1)
Non-income producing security.

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)
2
Voya Solution Moderately
Aggressive Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2025
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 4,512,731 $ — $ — $ 4,512,731
Mutual Funds 433,078,785 — — 433,078,785
Total Investments, at fair value $ 437,591,516 $ — $ — $ 437,591,516
Liabilities Table
Other Financial Instruments+
Futures $ (35,726) $ — $ — $ (35,726)
Total Liabilities $ (35,726) $ — $ — $ (35,726)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended March 31, 2025, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2024
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
3/31/2025
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Intermediate Bond Fund -
Class R6
$ 42,671,033 $ 491,384 $ (8,757,794) $ 1,674,507 $ 36,079,130 $ 442,250 $ (998,144) $ —
Voya International Index Portfolio
- Class I
18,683,172 21,830 (2,631,627) 1,346,062 17,419,437 — 160,168 —
Voya Large Cap Value Portfolio -
Class R6
22,337,343 167,325 (758,488) 469,252 22,215,432 — 243,839 —
Voya Large-Cap Growth Fund -
Class R6
— 19,121,260 (401,704) (1,806,846) 16,912,710 — (19,285) —
Voya Multi-Manager Emerging
Markets Equity Fund - Class I
9,105,114 2,310,420 (693,331) 174,211 10,896,414 — 92,488 —
Voya Multi-Manager International
Equity Fund - Class I
25,568,928 8,193,721 (2,671,571) 1,722,804 32,813,882 — (72,472) —
Voya Multi-Manager Mid Cap Value
Fund - Class I
22,176,770 6,160,969 (1,329,214) (317,462) 26,691,063 — (231,282) —
Voya Russell
TM
Large Cap Growth
Index - Class I
24,342,454 761,638 (3,624,041) (4,421,834) 17,058,217 — 2,450,642 —
Voya Short Duration Bond Fund -
Class R6
19,118,422 239,114 (1,427,094) 71,499 18,001,941 217,275 8,404 —
Voya Small Cap Growth Fund -
Class R6
8,643,430 66,776 (317,816) (994,748) 7,397,642 — 59,214 —
Voya Small Company Fund - Class
R6
12,205,353 933,746 (554,191) (754,326) 11,830,582 — 40,784 —
Voya U.S. Stock Index Portfolio -
Class I
141,212,478 2,553,151 (15,092,000) (9,055,428) 119,618,201 — 3,880,332 —
VY
®
BrandywineGLOBAL - Bond
Portfolio - Class I
18,854,035 21,828 (6,783,014) 1,396,035 13,488,884 — (1,023,796) —
VY
®
Invesco Comstock Portfolio -
Class I
13,458,847 60,236 (588,512) 363,713 13,294,284 — 12,884 —
VY
®
T. Rowe Price Capital
Appreciation Portfolio - Class R6
46,772,794 54,571 (2,838,599) (16,912) 43,971,854 — (8,352) —

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)
3
Voya Solution Moderately
Aggressive Portfolio
Issuer
Beginning
Fair Value
at 12/31/2024
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
3/31/2025
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
VY
®
T. Rowe Price Diversified Mid
Cap Growth Portfolio - Class R6
$ 22,264,872 $ 6,175,061 $ (1,241,729) $ (1,809,092) $ 25,389,112 $ — $ (143,797) $ —
VY
®
T. Rowe Price Growth Equity
Portfolio - Class I
14,342,003 16,371 (10,185,709) (4,172,665) — — 4,082,466 —
$ 461,757,048 $ 47,349,401 $ (59,896,434) $ (16,131,230) $ 433,078,785 $ 659,525 $ 8,534,093 $ —
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At March 31, 2025, the following futures contracts were outstanding for Voya Solution Moderately Aggressive Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Depreciation
Long Contracts:
E-mini Russell 2000 Index 21 06/20/25 $ 2,128,455 $ (35,689)
$ 2,128,455 $ (35,689)
Short Contracts:
U.S. Treasury 2-Year Note (11) 06/30/25 (2,278,891) (37)
$ (2,278,891) $ (37)
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 24,791,151
Gross Unrealized Depreciation (3,926,901)
Net Unrealized Appreciation $ 20,864,250